Segment Information, Revenues by Geography and Significant Customers (Percentage of Revenues, Accounts Receivable) (Detail)	9 Months Ended	12 Months Ended								3 Months Ended		9 Months Ended			3 Months Ended		9 Months Ended
	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2012 Flytec Computers Inc.	Jun. 30, 2011 Flytec Computers Inc.	Jun. 30, 2010 Flytec Computers Inc.	Jun. 30, 2012 Streakwave Wireless Inc.	Jun. 30, 2011 Streakwave Wireless Inc.	Jun. 30, 2010 Streakwave Wireless Inc.	Jun. 30, 2012 Discomp	Mar. 31, 2013 Customer	Mar. 31, 2012 Customer	Mar. 31, 2013 Customer	Mar. 31, 2012 Customer	Jun. 30, 2012 Customer	Mar. 31, 2012 Customer B	Mar. 31, 2013 Customer B	Mar. 31, 2012 Customer C	Mar. 31, 2013 Customer C	Jun. 30, 2012 Customer C	Jun. 30, 2012 Customer D
Revenue, Major Customer [Line Items]
Percentage of Revenues	10.00%	10.00%	16.00%	20.00%	17.00%	10.00%	15.00%	13.00%		15.00%	20.00%	13.00%	19.00%		10.00%		10.00%
Percentage of Accounts Receivable	10.00%	10.00%	19.00%	21.00%		11.00%	25.00%		12.00%	13.00%		13.00%		19.00%		10.00%		13.00%	11.00%	12.00%